Filed pursuant to 497(e)
File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED JANUARY 20, 2021

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2020, AS REVISED MAY 7, 2020, AS SUPPLEMENTED

AMERICAN FUNDS® BALANCED ALLOCATION PORTFOLIO

AMERICAN FUNDS® GROWTH ALLOCATION PORTFOLIO

AMERICAN FUNDS® MODERATE ALLOCATION PORTFOLIO

BRIGHTHOUSE BALANCED PLUS PORTFOLIO

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 100 PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 20 PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 40 PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 60 PORTFOLIO

BRIGHTHOUSE ASSET ALLOCATION 80 PORTFOLIO

James Mason serves as a portfolio manager of (i) the American Funds® Balanced Allocation Portfolio (the “Balanced Allocation Portfolio”), the American Funds® Growth Allocation Portfolio (the “Growth Allocation Portfolio”), the American Funds® Moderate Allocation Portfolio (the “Moderate Allocation Portfolio”), the Brighthouse Balanced Plus Portfolio (the “Balanced Plus Portfolio”), the MetLife Multi-Index Targeted Risk Portfolio (the “Multi-Index Targeted Risk Portfolio”), the Brighthouse Asset Allocation 100 Portfolio (the “Asset Allocation 100 Portfolio”), each a series of Brighthouse Funds Trust I; and (ii) the Brighthouse Asset Allocation 20 Portfolio (the “Asset Allocation 20 Portfolio”), the Brighthouse Asset Allocation 40 Portfolio (the “Asset Allocation 40 Portfolio”), the Brighthouse Asset Allocation 60 Portfolio (the “Asset Allocation 60 Portfolio”) and the Brighthouse Asset Allocation 80 Portfolio (the “Asset Allocation 80 Portfolio” and, together with the Balanced Allocation Portfolio, the Growth Allocation Portfolio, the Moderate Allocation Portfolio, the Balanced Plus Portfolio, the Multi-Index Targeted Risk Portfolio, the Asset Allocation 100 Portfolio, the Asset Allocation 20 Portfolio, the Asset Allocation 40 Portfolio and the Asset Allocation 60 Portfolio, the “Portfolios”), each a series of Brighthouse Funds Trust II. Shannon Ericson no longer serves as a portfolio manager of the Portfolios.

The following changes are made to the statement of additional information of each Portfolio.

In the section entitled “Determination of Net Asset Value,” the nineteenth paragraph is deleted in its entirety and replaced with the following:

Each Board of the Trusts will be assisted in its responsibility for the day-to-day functions associated with the valuation of Portfolio assets by a Valuation Committee composed solely of management personnel. The Valuation Committee consists of Kristi Slavin, Terrence Santry, Alan Otis, Allison Troiani, Victor Soto, James Mason, Matthew Moussa, Adnani Johari, James Bacik, Anna Koska and Yuliya Ustsinenka and such other officers of the Trusts and the Adviser as are deemed necessary by Ms. Slavin, Mr. Santry, Mr. Otis, Ms. Troiani, Mr. Soto, Mr. Mason, Mr. Moussa, Mr. Johari, Mr. Bacik, Ms. Koska and Ms. Ustsinenka from time to time. Among other things, the Valuation Committee ascertains the value of any of the Trusts’ securities and assets for which market quotations are not readily available.

In the Portfolios’ Other Accounts Managed table in Appendix C, the information with respect to Ms. Ericson is deleted in its entirety and the following information is added:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
James Mason[1]	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

[1]	Other Accounts Managed information is as of December 31, 2020.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE